POSTRETIREMENT BENEFITS - PENSIONS (Net Amount Recognized) (Details) (USD $) In Millions, unless otherwise specified	Aug. 31, 2013	Aug. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Postretirement Liabilities	$ 357	$ 543
Total [Member]
Defined Benefit Plan Disclosure [Line Items]
Miscellaneous Short-Term Accruals	13	12
Postretirement Liabilities	156	322
Other Assets	(8)	(9)
Net Liability Recognized	161	325
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Miscellaneous Short-Term Accruals	5	5
Postretirement Liabilities	67	229
Other Assets	0	0
Net Liability Recognized	72	234
Outside the U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Miscellaneous Short-Term Accruals	8	7
Postretirement Liabilities	89	93
Other Assets	(8)	(9)
Net Liability Recognized	$ 89	$ 91